Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[2]
OPERATING ACTIVITIES
Profit from continuing operations		$ 147	$ 9,990	[1]	$ 5,157	[1]
Depreciation, amortization and impairment		4,829	4,657	[1]	4,624	[1]
Impairment losses on goodwill		2,500
Impairment losses on receivables, inventories and other assets		218	112	[1]	107	[1]
Additions/(reversals) in provisions and employee benefits		278	216	[1]	504	[1]
Net finance cost/(income)		7,697	3,473	[1]	8,826	[1]
Loss/(gain) on sale of property, plant and equipment and intangible assets		(69)	(149)	[1]	(82)	[1]
Loss/(gain) on sale of subsidiaries, associates and assets held for sale		7	(34)	[1]	(20)	[1]
Equity-settled share-based payment expense		169	340	[1]	333	[1]
Income tax expense		1,932	2,786	[1]	2,585	[1]
Other non-cash items included in profit		(381)	(220)	[1]	(654)	[1]
Share of result of associates and joint ventures		(156)	(152)	[1]	(153)	[1]
Cash flow from operating activities before changes in working capital and use of provisions		17,171	21,019	[1]	21,227	[1]
Decrease/(increase) in trade and other receivables		516	(258)	[1]	(105)	[1]
Decrease/(increase) in inventories		(427)	(426)	[1]	(588)	[1]
Increase/(decrease) in trade and other payables		503	679	[1]	1,170	[1]
Pension contributions and use of provisions		(616)	(715)	[1]	(487)	[1]
Cash generated from operations		17,147	20,299	[1]	21,217	[1]
Interest paid		(4,340)	(4,450)	[1]	(4,559)	[1]
Interest received		255	523	[1]	429	[1]
Dividends received		51	160	[1]	141	[1]
Income tax paid		(2,306)	(3,136)	[1]	(3,047)	[1]
Cash flow from operating activities on Australia discontinued operations		84	640	[1]	883	[1]
Cash flow from operating activities		10,891	14,036	[1]	15,064	[1]
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets		(3,781)	(5,174)	[1]	(5,005)	[1]
Proceeds from sale of property, plant and equipment and of intangible assets		94	320	[1]	437	[1]
Acquisition of subsidiaries, net of cash acquired		(510)	(385)	[1]	(84)	[1]
Sale of other subsidiaries, net of cash disposed of	[1]		133		257
Net proceeds from sale/(acquisition) of other assets		(292)	33	[1]	538	[1]
Proceeds from Australia divestiture		10,838	219	[1]
Cash flow from investing activities on Australia discontinued operations		(13)	(77)	[1]	(109)	[1]
Cash flow from investing activities		6,336	(4,931)	[1]	(3,966)	[1]
FINANCING ACTIVITIES
(Purchase)/sale of non-controlling interest		3,039	222	[1]	(923)	[1]
Proceeds from public offering of minority stake in Budweiser APAC	[1]		5,575
Proceeds from borrowings		14,822	22,584	[1]	17,782	[1]
Payments on borrowings		(23,116)	(30,592)	[1]	(22,489)	[1]
Cash net finance (cost)/income other than interests		(953)	(1,064)	[1]	(513)	[1]
Payment of lease liabilities		(461)	(441)	[1]	(423)	[1]
Dividends paid		(1,800)	(5,015)	[1]	(7,761)	[1]
Cash flow from financing activities on Australia discontinued operations		(6)	(24)	[1]	(19)	[1]
Cash flow from financing activities		(8,475)	(8,755)	[1]	(14,346)	[1]
Net increase/(decrease) in cash and cash equivalents		8,752	350	[1]	(3,248)	[1]
Cash and cash equivalents less bank overdrafts at beginning of year	[1]	7,169	6,960	[2]	10,356
Effect of exchange rate fluctuations		(674)	(141)	[1]	(148)	[1]
Cash and cash equivalents less bank overdrafts at end of period		$ 15,247	$ 7,169	[1]	$ 6,960	[1]

[1]	The consolidated statement of cash flows for 2019 and 2018 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[2]	In 2019, the consolidated statement of cash flows for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.